PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 7,762	$ 7,501
Accumulated depreciation	6,230	5,843
Depreciation	482	461	$ 715
Obsolete property and equipment and certain nonfunctional Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	99	26
Accumulated depreciation	$ 95	$ 26